Equity - Reserves	12 Months Ended
Dec. 31, 2025
Equity - Reserves [Abstract]
Equity - reserves

Note 22. Equity - reserves

	Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2025	2024	2023
	$	$	$

Foreign currency reserve	(1,282,121)	(2,162,530)	(2,054,228)
Re-measurements of defined benefit plans reserve	(75,084)	(72,826)	(90,686)

	(1,357,205)	(2,235,356)	(2,144,914)

Foreign currency reserve

The reserve is used to recognise exchange differences arising from the translation of the financial statements of foreign operations to US dollars.

Re-measurements of defined benefit plans reserves

The reserve is used for remeasurements comprising actuarial gains and losses on the net defined benefit liability.

Movements in reserves

Movements in each class of reserve during the current and previous financial year are set out below:

	Re- measurement of defined benefit plans	Foreign currency
	reserve	reserve	Total
Consolidated	$	$	$

Balance at January 1, 2023	(96,953)	(1,632,532)	(1,729,485)
Re-measurement of defined benefit plans	6,267	-	6,267
Re-allocation between accumulated losses and foreign currency reserve	-	(332,597)	(332,597)
Translation adjustment due to change in presentation currency	-	(89,099)	(89,099)

Balance at December 31, 2023	(90,686)	(2,054,228)	(2,144,914)
Re-measurement of defined benefit plans	17,860	-	17,860
Re-allocation between accumulated losses and foreign currency reserve	-	(108,302)	(108,302)

Balance at December 31, 2024	(72,826)	(2,162,530)	(2,235,356)
Re-measurement of defined benefit plans	(2,258)	-	(2,258)
Re-allocation between accumulated losses and foreign currency reserve	-	880,409	880,409

Balance at December 31, 2025	(75,084)	(1,282,121)	(1,357,205)